Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - 14 .8%
Cayman Islands - 1 .4%
Banco do Brasil SA, 6.0000%, 3/18/31 $ 950,000 $ 975,522
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) 743,000 757,622
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 1,900,000 1,937,392
Oryx Funding Ltd., 5.8000%, 2/3/31 500,000 514,030
Otel Sukuk Ltd., 5.3750%, 1/24/31 2,250,000 2,290,838
6,475,404
Chile - 1 .1%
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 1,000,000 950,870
Corp. Nacional del Cobre de Chile, 5.9500%, 1/8/34 700,000 732,472
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 950,000 669,569
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 (144A) 1,075,000 1,152,378
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 1,000,000 1,071,980
4,577,269
Egypt - 0 .2%
African Export-Import Bank (The), 3.7980%, 5/17/31 750,000 651,613
Georgia - 0 .1%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 476,973
Luxembourg - 0 .2%
MHP Lux SA, 10.5000%, 7/28/29 (144A) 910,000 936,410
Mongolia - 0 .5%
State Bank JSC, 8.9000%, 9/25/28 2,000,000 2,002,369
Netherlands - 1 .0%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27Ø 734,766 535,395
Petrobras Global Finance BV, 5.1250%, 9/10/30 2,300,000 2,275,160
Petrobras Global Finance BV, 6.2500%, 1/10/36 1,865,000 1,832,362
4,642,917
Nigeria - 0 .8%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 3,579,000 3,663,288
3,663,288
Oman - 0 .8%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,300,000 2,389,125
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,134,448
3,523,573
South Africa - 1 .2%
Eskom Holdings, 8.4500%, 8/10/28 4,900,000 5,249,163
Togo - 0 .5%
Banque Ouest Africaine de Developpement, 4.7000%, 10/22/31 500,000 464,546
Banque Ouest Africaine de Developpement, 6.2500%, 10/14/40 (144A) EUR 1,540,000 1,790,693
2,255,239
Turkey - 2 .0%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 $ 1,450,000 1,540,309
TC Ziraat Bankasi A/S, 7.2500%, 2/4/30 2,000,000 2,073,087
Turk Telekomunikasyon A/S, 6.9500%, 10/7/32 (144A) 1,826,000 1,862,922
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 217,230
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 919,599
Turkiye Vakiflar Bankasi TAO, 7.2500%, 7/31/30 (144A) 2,293,000 2,365,987
8,979,134
United Arab Emirates - 2 .5%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 700,000 644,729
Abu Dhabi Developmental Holding Co. PJSC, 5.3750%, 5/8/29 1,000,000 1,033,648
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 3,300,000 3,451,912
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 100,000 99,588
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,099,469

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
United Arab Emirates - (continued)
Abu Dhabi National Energy Co. PJSC, 3.4000%, 4/29/51 $ 1,500,000 $ 1,069,517
Adnoc Murban Rsc Ltd., 4.5000%, 9/11/34 1,000,000 981,665
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 923,266
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 298,566
MDGH GMTN RSC Ltd., 5.8750%, 5/1/34 1,000,000 1,076,600
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 300,000 311,437
10,990,397
United Kingdom - 0 .6%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26 EUR 544,133 536,635
NAK Naftogaz Ukraine, 7.6250%, 11/8/28Ø $ 1,576,206 1,203,408
Ukraine Railways, 8.2500%, 7/9/26 850,000 624,758
Ukraine Railways, 7.8750%, 7/15/28 646,901 457,371
2,822,172
Uzbekistan - 1 .9%
Jscb Agrobank, 9.2500%, 10/2/29 (144A) 694,000 760,436
Jscb Agrobank, 9.2500%, 10/2/29 1,600,000 1,753,167
Navoi Mining & Metallurgical Combinat, 6.7000%, 10/17/28 1,000,000 1,035,204
Uzauto Motors AJ, 7.3750%, 11/19/30 (144A) 2,140,000 2,196,703
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 1,600,000 1,740,180
Uzbek Industrial and Construction Bank ATB, US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.7920%, 9.4500%, 10/23/30 (144A)‡,μ 841,000 872,591
8,358,281
Total Corporate Bonds (cost 64,500,468) 65,604,202
Foreign Government Bonds - 77 .9%
Albania - 0 .2%
Republic of Albania, 4.7500%, 2/14/35 (144A) EUR 406,000 490,870
Republic of Albania, 4.7500%, 2/14/35 EUR 500,000 604,520
1,095,390
Angola - 0 .7%
Republic of Angola, 8.0000%, 11/26/29 $ 1,200,000 1,176,919
Republic of Angola, 8.7500%, 4/14/32 1,300,000 1,271,636
Republic of Angola, 9.1250%, 11/26/49 650,000 562,599
3,011,154
Argentina - 4 .7%
Argentine Republic, 0.7500%, 7/9/30
Ç
3,492,000 2,954,232
Argentine Republic, 4.1250%, 7/9/35
Ç
6,150,000 4,757,025
Argentine Republic, 5.0000%, 1/9/38
Ç
3,050,000 2,453,725
Argentine Republic, 3.0000%, 7/9/41
Ç
EUR 475,000 396,583
Argentine Republic, 3.5000%, 7/9/41
Ç
$ 2,300,000 1,662,900
Ciudad Autonoma De Buenos Aires, 7.8000%, 11/26/33 (144A) 1,270,000 1,301,598
Province of Santa Fe, 8.1000%, 12/11/34 (144A) 1,276,000 1,242,250
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,763,328 1,423,887
YPF SA, 9.5000%, 1/17/31 2,820,000 2,989,774
YPF SA, 8.7500%, 9/11/31 (144A) 800,000 825,970
20,007,944
Azerbaijan - 0 .4%
Southern Gas Corridor CJSC, 6.8750%, 3/24/26 1,500,000 1,506,241
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 215,816
1,722,057
Bahamas - 1 .2%
Commonwealth of the Bahamas, 8.9500%, 10/15/32 2,200,000 2,483,646
Commonwealth of the Bahamas, 8.2500%, 6/24/36 (144A) 2,000,000 2,230,620

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Bahamas - (continued)
Commonwealth of the Bahamas, 8.2500%, 6/24/36 $ 300,000 $ 334,593
5,048,859
Bahrain - 1 .2%
Bahrain Government Bond, 7.1000%, 2/3/38 (144A) 2,175,000 2,173,311
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 1,250,000 1,224,791
CBB International Sukuk Programme Co. WLL, 6.1240%, 9/3/34 (144A) 1,942,000 1,945,918
5,344,020
Barbados - 0 .1%
Barbados Government Bond, 8.0000%, 6/26/35 (144A) 522,000 559,401
Benin - 0 .1%
Benin Government International Bond, 7.9600%, 2/13/38 (144A) 621,000 648,573
Brazil - 1 .7%
Caixa Economica Federal, 5.6250%, 5/13/30 (144A) 1,400,000 1,418,382
Federative Republic of Brazil, 6.1250%, 3/15/34 1,600,000 1,617,440
Federative Republic of Brazil, 6.6250%, 3/15/35 1,800,000 1,849,500
Federative Republic of Brazil, 5.0000%, 1/27/45 800,000 638,688
Federative Republic of Brazil, 4.7500%, 1/14/50 1,000,000 733,400
Federative Republic of Brazil, 7.1250%, 5/13/54 1,100,000 1,099,274
7,356,684
Bulgaria - 1 .5%
Bulgaria Government Bond, 4.2500%, 6/19/30 EUR 1,500,000 1,780,999
Republic of Bulgaria, 3.5000%, 5/7/34 EUR 2,500,000 3,001,180
Republic of Bulgaria, 5.0000%, 3/5/37 $ 366,000 360,968
Republic of Bulgaria, 4.1250%, 5/7/38 EUR 900,000 1,080,670
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 551,629
6,775,446
Cameroon - 0 .5%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 2,200,000 2,287,832
Cayman Islands - 0 .3%
Sharjah Sukuk Program Ltd., 3.2000%, 7/13/31 $ 1,500,000 1,364,784
Chile - 1 .4%
Chile Government Bond, 2.5500%, 7/27/33 3,000,000 2,589,000
Republic of Chile, 2.5500%, 1/27/32 400,000 357,480
Republic of Chile, 2.5500%, 7/27/33 1,000,000 863,000
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,238,450
Republic of Chile, 3.5000%, 4/15/53 1,000,000 712,950
Republic of Chile, 5.3300%, 1/5/54 200,000 193,490
5,954,370
Colombia - 2 .9%
Ecopetrol SA, 8.8750%, 1/13/33 2,600,000 2,794,652
Ecopetrol SA, 8.3750%, 1/19/36 1,500,000 1,551,933
Ecopetrol SA, 5.8750%, 11/2/51 700,000 505,406
Republic of Colombia, 5.3750%, 1/21/29 1,193,000 1,186,140
Republic of Colombia, 6.1250%, 1/21/31 259,000 257,912
Republic of Colombia, 5.0000%, 9/19/32 EUR 660,000 759,150
Republic of Colombia, 6.5000%, 1/21/33 $ 871,000 862,682
Republic of Colombia, 7.5000%, 2/2/34 1,050,000 1,094,730
Republic of Colombia, 5.6250%, 2/19/36 EUR 2,300,000 2,577,763
Republic of Colombia, 8.3750%, 11/7/54 $ 950,000 1,003,438
12,593,806
Costa Rica - 1 .8%
Republic of Costa Rica, 6.5500%, 4/3/34 3,000,000 3,247,860
Republic of Costa Rica, 7.0000%, 4/4/44 1,000,000 1,084,590

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Costa Rica - (continued)
Republic of Costa Rica, 7.1580%, 3/12/45 $ 1,350,000 $ 1,476,171
Republic of Costa Rica, 7.3000%, 11/13/54 2,250,000 2,499,997
8,308,618
Dominican Republic - 5 .3%
Dominican Republic Government Bond, 5.5000%, 2/22/29 1,000,000 1,012,500
Dominican Republic Government Bond, 4.5000%, 1/30/30 2,000,000 1,946,000
Dominican Republic Government Bond, 7.0500%, 2/3/31 2,200,000 2,346,300
Dominican Republic Government Bond, 4.8750%, 9/23/32 4,000,000 3,824,920
Dominican Republic Government Bond, 6.0000%, 2/22/33 600,000 610,800
Dominican Republic Government Bond, 5.8750%, 10/28/35 (144A) 1,476,000 1,469,697
Dominican Republic Government Bond, 6.6000%, 6/1/36 7,550,000 7,885,975
Dominican Republic Government Bond, 6.9500%, 3/15/37 (144A) 1,300,000 1,387,750
Dominican Republic Government Bond, 6.9500%, 3/15/37 2,000,000 2,135,000
Dominican Republic Government Bond, 6.5000%, 2/15/48 650,000 645,775
Dominican Republic Government Bond, 5.8750%, 1/30/60 800,000 710,000
23,974,717
Ecuador - 1 .7%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
2,155,244 2,139,080
Republic of Ecuador, 8.7500%, 1/29/34 (144A) 1,069,000 1,079,690
Republic of Ecuador, 6.9000%, 7/31/35
Ç
3,095,868 2,820,336
Republic of Ecuador, 9.2500%, 1/29/39 (144A) 311,000 317,998
Republic of Ecuador, 5.0000%, 7/31/40
Ç
1,500,000 1,237,500
7,594,604
Egypt - 2 .4%
Arab Republic of Egypt, 5.6250%, 4/16/30 EUR 1,800,000 2,126,528
Arab Republic of Egypt, 6.3750%, 4/11/31 EUR 1,500,000 1,804,391
Arab Republic of Egypt, 7.3000%, 9/30/33 $ 300,000 301,557
Arab Republic of Egypt, 7.9030%, 2/21/48 500,000 453,192
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 783,261
Arab Republic of Egypt, 8.8750%, 5/29/50 900,000 888,744
Arab Republic of Egypt, 8.7500%, 9/30/51 1,300,000 1,268,285
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 917,829
Arab Republic of Egypt, 7.5000%, 2/16/61 650,000 552,829
Egyptian Financial Co. for Sovereign Taskeek (The), 6.3750%, 4/7/29 (144A) 957,000 970,381
Egyptian Financial Co. for Sovereign Taskeek (The), 7.9500%, 10/7/32 (144A) 406,000 426,844
10,493,841
El Salvador - 0 .3%
Republic of El Salvador, 8.2500%, 4/10/32 700,000 752,304
Republic of El Salvador, 7.6250%, 2/1/41 650,000 648,375
1,400,679
Gabon - 0 .4%
Gabon Government Bond, 6.6250%, 2/6/31 2,000,000 1,702,327
Georgia - 0 .9%
Republic of Georgia, 5.1250%, 1/28/31 (144A) 4,016,000 3,958,082
Ghana - 1 .8%
Republic of Ghana, 0.0000%, 7/3/26 (144A)
¤
20,800 20,299
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
550,550 538,494
Republic of Ghana, 5.0000%, 7/3/29
Ç
3,850,000 3,765,690
Republic of Ghana, 0.0000%, 1/3/30 (144A)
¤
72,041 62,984
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
604,800 551,436
Republic of Ghana, 5.0000%, 7/3/35
Ç
3,500,000 3,191,180
8,130,083

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Guatemala - 0 .8%
Republic of Guatemala, 5.3750%, 4/24/32 $ 700,000 $ 704,347
Republic of Guatemala, 6.6000%, 6/13/36 700,000 747,761
Republic of Guatemala, 6.2500%, 8/15/36 (144A) 1,232,000 1,283,140
Republic of Guatemala, 4.6500%, 10/7/41 500,000 430,595
3,165,843
Hungary - 2 .7%
Hungary Government Bond, 1.1250%, 4/28/26 EUR 1,000,000 1,186,675
Hungary Government Bond, 5.3750%, 9/26/30 (144A) $ 995,000 1,018,413
Hungary Government Bond, 4.5000%, 6/16/34 EUR 800,000 968,881
Hungary Government Bond, 5.5000%, 6/16/34 $ 600,000 605,833
Hungary Government Bond, 6.0000%, 9/26/35 (144A) 825,000 851,030
Hungary Government Bond, 6.0000%, 9/26/35 2,000,000 2,063,103
Hungary Government Bond, 5.5000%, 3/26/36 3,000,000 2,981,345
Hungary Government Bond, 6.7500%, 9/23/55 (144A) 1,333,000 1,385,197
MFB Magyar Fejlesztesi Bank Zrt., 6.5000%, 6/29/28 1,000,000 1,039,637
12,100,114
Indonesia - 1 .2%
Perusahaan Listrik Negara PT, 5.4500%, 5/21/28 5,000,000 5,108,000
Iraq - 0 .4%
Republic of Iraq, 5.8000%, 1/15/28 1,720,000 1,711,696
Ivory Coast - 1 .5%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 296,000 346,195
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 1,250,000 1,233,615
Republic of Cote d'Ivoire, 8.0750%, 4/1/36 (144A) 1,701,000 1,816,982
Republic of Cote d'Ivoire, 8.2500%, 1/30/37 1,000,000 1,078,943
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 900,000 1,067,538
Republic of Cote d'Ivoire, 6.6250%, 3/22/48 EUR 1,000,000 1,100,473
6,643,746
Jamaica - 0 .3%
Jamaica Government Bond, 7.8750%, 7/28/45 $ 1,100,000 1,326,589
Kazakhstan - 0 .4%
Development Bank of Kazakhstan JSC, 5.6250%, 4/7/30 (144A) 1,700,000 1,759,160
Lebanon - 0 .3%
Lebanon Government Bond, 8.2500%, 4/12/21
€
4,300,000 1,279,250
Luxembourg - 0 .4%
Eagle Funding Luxco Sarl, 5.5000%, 8/17/30 (144A) 1,784,000 1,812,223
Macedonia, Former Yugoslav Republic of - 0 .9%
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 100,000 122,920
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 3,650,000 4,153,423
4,276,343
Mexico - 4 .9%
Petroleos Mexicanos, 8.7500%, 6/2/29 $ 500,000 536,853
Petroleos Mexicanos, 6.8400%, 1/23/30 150,000 153,860
Petroleos Mexicanos, 5.9500%, 1/28/31 4,000,000 3,902,044
Petroleos Mexicanos, 6.7000%, 2/16/32 7,150,000 7,138,456
Petroleos Mexicanos, 6.7500%, 9/21/47 1,275,000 1,051,316
Petroleos Mexicanos, 6.3500%, 2/12/48 2,000,000 1,586,100
Petroleos Mexicanos, 7.6900%, 1/23/50 1,000,000 899,621
Petroleos Mexicanos, 6.6250%, 12/28/74 1,000,000 741,300
United Mexican States, 4.8750%, 5/19/33 1,200,000 1,147,140
United Mexican States, 6.1250%, 2/9/38 1,942,000 1,934,232
United Mexican States, 4.4000%, 2/12/52 500,000 361,150
United Mexican States, 6.3380%, 5/4/53 600,000 568,380

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Mexico - (continued)
United Mexican States, 6.7500%, 2/9/56 $ 1,942,000 $ 1,915,006
United Mexican States, 3.7710%, 5/24/61 200,000 121,810
22,057,268
Mongolia - 1 .7%
City of Ulaanbaatar Mongolia, 7.7500%, 8/21/27 2,000,000 2,054,540
Development Bank of Mongolia LLC, 8.5000%, 7/3/28 4,250,000 4,414,207
State of Mongolia, 3.5000%, 7/7/27 500,000 489,007
State of Mongolia, 6.6250%, 2/25/30 (144A) 500,000 519,478
7,477,232
Montenegro - 1 .1%
Republic of Montenegro, 7.2500%, 3/12/31 2,300,000 2,449,727
Republic of Montenegro, 4.8750%, 4/1/32 (144A) EUR 1,459,000 1,780,016
Republic of Montenegro, 4.8750%, 4/1/32 EUR 300,000 366,007
4,595,750
Nigeria - 1 .3%
Federal Republic of Nigeria, 6.5000%, 11/28/27 $ 800,000 811,000
Federal Republic of Nigeria, 7.1430%, 2/23/30 1,000,000 1,029,596
Federal Republic of Nigeria, 7.3750%, 9/28/33 1,200,000 1,212,362
Federal Republic of Nigeria, 8.6308%, 1/13/36 (144A) 1,565,000 1,671,857
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 411,547
Federal Republic of Nigeria, 8.2500%, 9/28/51 400,000 392,434
5,528,796
Oman - 0 .5%
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 800,000 800,733
Sultanate of Oman Government Bond, 7.0000%, 1/25/51 1,050,000 1,172,266
1,972,999
Pakistan - 0 .5%
Islamic Republic of Pakistan, 6.0000%, 4/8/26 200,000 199,802
Islamic Republic of Pakistan, 6.8750%, 12/5/27 825,000 837,312
Islamic Republic of Pakistan, 8.8750%, 4/8/51 1,500,000 1,507,558
2,544,672
Panama - 1 .8%
Republic of Panama, 3.1600%, 1/23/30 1,150,000 1,077,320
Republic of Panama, 2.2520%, 9/29/32 2,300,000 1,897,270
Republic of Panama, 3.2980%, 1/19/33 1,500,000 1,311,000
Republic of Panama, 6.4000%, 2/14/35 800,000 836,720
Republic of Panama, 4.5000%, 4/16/50 950,000 722,142
Republic of Panama, 6.8530%, 3/28/54 1,000,000 1,028,600
Republic of Panama, 4.5000%, 4/1/56 300,000 220,350
Republic of Panama, 3.8700%, 7/23/60 1,300,000 842,270
7,935,672
Paraguay - 1 .6%
Paraguay Government Bond, 2.7390%, 1/29/33 2,700,000 2,391,741
Paraguay Government Bond, 3.8490%, 6/28/33 1,000,000 937,750
Paraguay Government Bond, 6.0000%, 2/9/36 1,000,000 1,060,040
Paraguay Government Bond, 5.4000%, 3/30/50 2,000,000 1,843,720
Paraguay Government Bond, 6.6500%, 3/4/55 1,000,000 1,068,130
Republic of Paraguay, 5.6000%, 3/13/48 500,000 475,050
7,776,431
Peru - 1 .1%
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 585,000 603,395
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 (144A) 585,000 603,395
Petroleos del Peru SA, 4.7500%, 6/19/32 2,500,000 1,887,500

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Peru - (continued)
Petroleos del Peru SA, 5.6250%, 6/19/47 $ 2,100,000 $ 1,409,877
Republic of Peru, 5.3750%, 2/8/35 300,000 305,550
Republic of Peru, 5.8750%, 8/8/54 400,000 391,900
5,201,617
Philippines - 0 .7%
Republic of Philippines, 1.9500%, 1/6/32 1,000,000 871,184
Republic of Philippines, 3.5560%, 9/29/32 1,000,000 942,819
Republic of Philippines, 5.2500%, 5/14/34 1,075,000 1,107,428
2,921,431
Qatar - 1 .5%
QatarEnergy, 2.2500%, 7/12/31 750,000 672,822
QatarEnergy, 3.1250%, 7/12/41 1,000,000 764,686
State of Qatar, 4.7500%, 5/29/34 2,900,000 2,987,476
State of Qatar, 4.4000%, 4/16/50 2,100,000 1,815,718
6,240,702
Romania - 2 .2%
Romania Government Bond, 5.7500%, 9/16/30 (144A) 1,350,000 1,392,458
Romania Government Bond, 3.0000%, 2/14/31 450,000 410,085
Romania Government Bond, 7.1250%, 1/17/33 1,000,000 1,092,052
Romania Government Bond, 5.3750%, 6/7/33 (144A) EUR 905,000 1,111,619
Romania Government Bond, 3.7500%, 2/7/34 EUR 1,500,000 1,642,884
Romania Government Bond, 6.1250%, 10/7/37 (144A) EUR 800,000 989,941
Romania Government Bond, 6.7500%, 7/11/39 EUR 1,550,000 1,987,626
Romania Government Bond, 5.1250%, 6/15/48 $ 900,000 754,059
9,380,724
Saudi Arabia - 3 .7%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 1,300,000 1,295,661
Kingdom of Saudi Arabia, 5.1250%, 1/13/28 3,000,000 3,054,773
Kingdom of Saudi Arabia, 4.7500%, 1/18/28 500,000 505,044
Kingdom of Saudi Arabia, 3.3750%, 3/5/32 (144A) EUR 642,000 767,427
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 $ 1,500,000 1,283,401
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 2,300,000 2,328,391
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,339,285
Kingdom of Saudi Arabia, 5.2500%, 1/16/50 1,000,000 920,545
Kingdom of Saudi Arabia, 3.2500%, 11/17/51 1,000,000 647,618
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 600,000 523,084
Kingdom of Saudi Arabia, 5.7500%, 1/16/54 1,500,000 1,454,610
Kingdom of Saudi Arabia, 3.7500%, 1/21/55 1,500,000 1,046,096
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 535,882
KSA Sukuk Ltd., 5.2500%, 6/4/34 1,100,000 1,127,759
16,829,576
Senegal - 0 .5%
Republic of Senegal, 4.7500%, 3/13/28 EUR 500,000 437,272
Republic of Senegal, 5.3750%, 6/8/37 EUR 1,050,000 685,815
Republic of Senegal, 6.7500%, 3/13/48 $ 1,700,000 913,141
2,036,228
South Africa - 2 .1%
Republic of South Africa, 4.8750%, 4/14/26 1,750,000 1,750,076
Republic of South Africa, 5.6500%, 9/27/47 450,000 371,849
Republic of South Africa, 5.7500%, 9/30/49 800,000 658,859
Republic of South Africa, 7.3000%, 4/20/52 2,700,000 2,661,822
Republic of South Africa, 7.9500%, 11/19/54 (144A) 758,000 795,705
Republic of South Africa, 7.9500%, 11/19/54 1,500,000 1,574,614

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
South Africa - (continued)
Republic of South Africa, 7.2500%, 12/11/55 (144A) $ 733,000 $ 711,633
8,524,558
Sri Lanka - 2 .1%
Democratic Socialist Republic of Sri Lanka, 4.0000%, 4/15/28 2,860,080 2,785,999
Democratic Socialist Republic of Sri Lanka, 3.1000%, 1/15/30
Ç
1,710,770 1,686,084
Democratic Socialist Republic of Sri Lanka, 3.3500%, 3/15/33
Ç
909,570 834,076
Democratic Socialist Republic of Sri Lanka, 3.6000%, 6/15/35
Ç
1,711,600 1,403,512
Democratic Socialist Republic of Sri Lanka, 3.6000%, 5/15/36
Ç
785,660 776,030
Democratic Socialist Republic of Sri Lanka, 3.6000%, 2/15/38
Ç
1,871,560 1,852,834
9,338,535
Suriname - 0 .1%
Suriname Government International Bond, 8.5000%, 11/6/35 (144A) 200,000 214,992
Tajikistan - 0 .7%
Republic of Tajikistan, 7.1250%, 9/14/27 3,000,000 3,019,070
Trinidad and Tobago - 0 .2%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 950,000 915,733
Tunisia - 0 .7%
Tunisian Republic, 6.3750%, 7/15/26 EUR 2,600,000 3,068,338
Turkey - 2 .8%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 $ 1,350,000 1,354,217
Istanbul Metropolitan Municipality, 10.7500%, 4/12/27 1,000,000 1,059,934
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,900,000 2,086,355
Republic of Turkiye (The), 7.1250%, 7/17/32 1,200,000 1,249,287
Republic of Turkiye (The), 4.8750%, 4/16/43 3,200,000 2,410,214
Republic of Turkiye (The), 5.7500%, 5/11/47 1,900,000 1,529,643
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,091,946
Turkiye Ihracat Kredi Bankasi A/S, 6.8750%, 7/3/28 (144A) 827,000 855,059
12,636,655
Ukraine - 1 .3%
NPC Ukrenergo, 6.8750%, 11/9/28
€
700,000 629,931
Ukraine Government Bond, 4.5000%, 2/1/29 (144A)
Ç
200,000 155,217
Ukraine Government Bond, 4.0000%, 2/1/32
Ç
4,246,000 3,384,050
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 113,050
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
986,686 557,726
Ukraine Government Bond, 4.5000%, 2/1/35 (144A)
Ç
700,000 433,036
Ukraine Government Bond, 4.5000%, 2/1/35
Ç
258,435 159,874
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 112,590
Ukraine Government Bond, 4.5000%, 2/1/36 (144A)
Ç
200,000 121,647
Ukraine Government Bond, 4.5000%, 2/1/36
Ç
1,229,591 747,879
6,415,000
United Arab Emirates - 0 .1%
Sharjah Sukuk Program Ltd., 3.6250%, 3/10/33 400,000 353,444
Uruguay - 2 .1%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 4,500,000 4,761,450
Oriental Republic of Uruguay, 4.9750%, 4/20/55 2,400,000 2,163,000
Oriental Republic of Uruguay, 5.2500%, 9/10/60 2,550,000 2,359,898
9,284,348
Uzbekistan - 0 .8%
Navoiyuran State Enterprise, 6.7000%, 7/2/30 (144A) 2,196,000 2,246,395
Uzbekneftegaz JSC, 8.7500%, 5/7/30 (144A) 1,059,000 1,145,342
3,391,737
Venezuela, Bolivarian Republic of - 0 .4%
Petroleos de Venezuela SA, 9.7500%, 5/17/35
€
2,000,000 740,000

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Venezuela, Bolivarian Republic of - (continued)
Venezuela Government Bond, 9.0000%, 31/12/2049
€
$ 2,000,000 $ 760,200
1,500,200
Zambia - 1 .0%
Republic of Zambia, 5.7500%, 6/30/33
Ç
3,676,712 3,593,232
Republic of Zambia, 0.5000%, 12/31/53 1,310,000 941,479
4,534,711
Total Foreign Government Bonds (cost 325,685,695 ) 344,212,654
Investment Companies - 7 .1%
Money Market Funds - 7 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $31,275,523) 31,275,025 31,284,408
Total Investments (total cost $ 421,461,686 ) - 99 .8% 441,101,264
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 675,731
Net Assets - 100.0% $441,776,995
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 31,284,408 7 .1%
Dominican Republic 23,974,717 5 .4
Mexico 22,057,268 5 .0
Turkey 21,615,789 4 .9
Argentina 20,007,944 4 .5
Saudi Arabia 16,829,576 3 .8
South Africa 13,773,721 3 .1
Colombia 12,593,806 2 .9
Hungary 12,100,114 2 .7
Uzbekistan 11,750,018 2 .7
United Arab Emirates 11,343,841 2 .6
Egypt 11,145,454 2 .5
Chile 10,531,639 2 .4
Mongolia 9,479,601 2 .1
Romania 9,380,724 2 .1
Sri Lanka 9,338,535 2 .1
Uruguay 9,284,348 2 .1
Nigeria 9,192,084 2 .1
Costa Rica 8,308,618 1 .9
Ghana 8,130,083 1 .8
Panama 7,935,672 1 .8
Cayman Islands 7,840,188 1 .8
Paraguay 7,776,431 1 .8
Ecuador 7,594,604 1 .7
Brazil 7,356,684 1 .7
Bulgaria 6,775,446 1 .5
Ivory Coast 6,643,746 1 .5
Ukraine 6,415,000 1 .5
Qatar 6,240,702 1 .4
Oman 5,496,572 1 .2
Bahrain 5,344,020 1 .2
Peru 5,201,617 1 .2
Indonesia 5,108,000 1 .2

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Bahamas $ 5,048,859 1 .1%
Netherlands 4,642,917 1 .1
Montenegro 4,595,750 1 .1
Zambia 4,534,711 1 .0
Georgia 4,435,055 1 .0
Macedonia, Former Yugoslav Republic of 4,276,343 1 .0
Guatemala 3,165,843 0 .7
Tunisia 3,068,338 0 .7
Tajikistan 3,019,070 0 .7
Angola 3,011,154 0 .7
Philippines 2,921,431 0 .7
United Kingdom 2,822,172 0 .6
Luxembourg 2,748,633 0 .6
Pakistan 2,544,672 0 .6
Cameroon 2,287,832 0 .5
Togo 2,255,239 0 .5
Senegal 2,036,228 0 .5
Kazakhstan 1,759,160 0 .4
Azerbaijan 1,722,057 0 .4
Iraq 1,711,696 0 .4
Gabon 1,702,327 0 .4
Venezuela, Bolivarian Republic of 1,500,200 0 .3
El Salvador 1,400,679 0 .3
Jamaica 1,326,589 0 .3
Lebanon 1,279,250 0 .3
Albania 1,095,390 0 .3
Trinidad and Tobago 915,733 0 .2
Benin 648,573 0 .1
Barbados 559,401 0 .1
Suriname 214,992 0 .1
Total $441,101,264 100 .0%

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 7.1%
Money Market Funds - 7.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 19,486,458 $ 136,942,884 $ (125,146,137) $ (4,169) $ 5,372 $ 31,284,408 31,275,025 $ 198,496
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 3/4/26 (1,621,271) $ 1,910,648 $ 20,562
Euro 3/4/26 (1,382,583) 1,633,494 13,397
Euro 3/4/26 (802,138) 942,586 12,897
Euro 3/4/26 (540,004) 630,419 12,818
Euro 3/4/26 (7,125) 8,320 167
Euro 3/4/26 (1,953,882) 2,328,265 (859)
Euro 3/4/26 378,604 (445,129) (5,853)
Euro 3/4/26 744,429 (878,938) (7,804)
Euro 3/4/26 970,455 (1,127,493) (28,485)
Euro 3/4/26 40,078,916 (46,998,551) (742,275)
(725,435)
Total $(725,435)

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 40 3/20/26 $ 4,473,125 $ (19,431)
U.S. Treasury 10 Year Ultra Bonds 111 3/20/26 12,671,344 (127,593)
U.S. Treasury 2 Year Notes 49 3/31/26 10,216,117 (21,484)
U.S. Treasury 5 Year Notes 148 3/31/26 16,121,594 (108,150)
U.S. Treasury Long Bonds 299 3/20/26 34,422,375 (645,096)
U.S. Treasury Ultra Bonds 132 3/20/26 15,501,750 (360,207)
Total - Futures Long (1,281,961)
Futures Short:
Euro-Bobl 80 3/6/26 (11,098,007) (6,578)
Euro-Bund 100 3/6/26 (15,247,744) 35,344
Euro-Buxl 18 3/6/26 (2,352,937) 31,501
Euro-Schatz 70 3/6/26 (8,902,567) (872)
Total - Futures Short 59,395
Total $(1,222,566)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $87,789,969
Average notional amount of contracts - short 43,434,329
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 4,620,225
Average amounts sold - in USD 47,891,684

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CJSC Closed Joint Stock Company
EUR Euro
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $69,822,950 which represents 15.8% of net assets.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 65,604,202 $ — $ 65,604,202
Foreign Government Bonds — 344,212,654 — 344,212,654
Investment Companies — 31,284,408 — 31,284,408
Total Investments in Securities $ — $ 441,101,264 $ — $ 441,101,264
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 59,841 $ — $ 59,841
Futures Contracts 66,845 — — 66,845
Total Other Financial Instruments $ 66,845 $ 59,841 $ — $ 126,686
Total Assets $ 66,845 $ 441,161,105 $ — $ 441,227,950
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 785,276 $ — $ 785,276
Futures Contracts 1,289,411 — — 1,289,411
Total Liabilities $ 1,289,411 $ 785,276 $ — $ 2,074,687
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Emerging Market Debt Hard Currency ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Emerging Market Debt Hard Currency ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71248 03-26